PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 153,471,326	$ 158,357,491
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	378,877,904	371,614,809	$ 359,352,540
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(225,406,578)	(213,257,318)	(201,881,910)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,994,202	1,997,228
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,994,202	1,997,228	1,997,228
Plant and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	25,429,861	26,722,228
Machinery, equipment and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	112,275,374	112,868,080
Machinery, equipment and spare parts | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	200,010,208	195,391,677	116,161,219
Machinery, equipment and spare parts | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(87,734,834)	(82,523,597)	(78,931,826)
Transportation and load vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	2,303,636	2,897,618
Transportation and load vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	25,131,954	24,273,661	24,211,927
Transportation and load vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(22,828,318)	(21,376,043)	(20,487,858)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	184,367	185,000
Furniture and fixtures | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	6,992,638	6,858,238	6,766,290
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(6,808,271)	(6,673,238)	(6,614,368)
Fields and quarries
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	9,456,847	9,795,305
Fields and quarries | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	44,303,336	41,413,318	38,582,997
Fields and quarries | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(34,846,489)	(31,618,013)	(27,415,005)
Tools
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	174,413	200,782
Tools | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,378,297	1,338,097	1,236,449
Tools | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(1,203,884)	(1,137,315)	(1,078,030)
Construction in process
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,652,626	3,691,250
Construction in process | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 1,652,626	$ 3,691,250	$ 74,567,240